Other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Net impairment loss on trade receivables	$ 54	$ 60
Impairment loss allowance	0	250
Impairment loss on trade receivables	54	310
Restructuring costs	156	66
Acquisition related costs (note 7)	2,115	0
Other operating expense	$ 2,325	$ 376